Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segments [Line Items]
Schedule of Other Financial Information Regarding The Company’s Operating Segment	See the consolidated condensed financial statements for other financial information regarding the Company’s operating segment.
	Three Months Ended March 31
	2025	2024
Government grant revenue	$—	$25
Operating expenses:
Research personnel compensation costs, including stock-based compensation	338	433
CRO and regulatory costs	—	15
Administrative personnel compensation costs, including stock-based compensation	335	362
Rent and office costs	200	82
Legal and accounting costs	539	413
Other expenses(1)	12	34
Total segment expenses	1,424	1,339
Loss from operations	(1,424)	(1,314)
Other income (expense)
Loss on change in the fair value of related party Tasly convertible debt	(61)	4
Interest expense (including related parties amounts of $704 and $624 for the three months ended March 31, 2025 and March 31, 2024, respectively)	(1,230)	(1,080)
Other income	(1)	5
Total other expense, net	(1,292)	(1,071)
Net loss and comprehensive loss	$(2,716)	$(2,385)

(1)      Other expenses includes small balances of research materials and supplies along with insurance costs.

Other segment items within net loss include interest income, interest expense and loss on change in fair value of related party loan. See the consolidated financial statements for other financial information regarding the Company’s operating segment.
	Year Ended December 31,
	2024	2023
Government grant revenue	$100	$45
Operating expenses:
Research personnel compensation costs, including stock-based compensation	1,350	1,641
CRO and regulatory costs	36	186
Administrative personnel compensation costs, including stock-based compensation	1,592	1,434
Rent and office costs	279	365
Legal and accounting costs	1,223	2,287
Other expenses(1)	120	202
Total segment expenses	4,600	6,115
Loss from operations	(4,500)	(6,070)
Other income (expenses)
Loss on change in the fair value of related party Tasly convertible debt	(311)	(22)
Interest expense (including related parties amounts of $2,400 and $2,530 for the year ended December 31, 2024 and 2023, respectively)	(4,424)	(4,283)
Other income	5	94
Total other expense, net	(4,730)	(4,211)
Net loss and comprehensive loss	$(9,230)	$(10,281)

NorthView Acquisition Corp [Member]
Segments [Line Items]
Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:
	As of March 31, 2025	As of December 31, 2024
Trust Account	$1,920,401	$8,330,835
Cash	$—	$16,204
Restricted Cash	$18,450	$—
	For the Three Months Ended March 31, 2025	For the Three Months Ended March 31, 2024
General and administrative expenses	$583,581	$470,841
Interest earned on the Trust Account	$79,925	$116,664
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net (loss) income and total assets, which include the following:
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Trust Account	$8,330,835	$10,873,406
Cash	$16,204	$4,519
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$(1,351,038)	$(1,508,683)
Interest earned on the Trust Account	$425,416	$2,248,538